UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® High Income Municipal Trust

2/29/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 156.4%
Airport & Port Revenue – 4.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$610,000	$514,759
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	2,840,000	2,863,656
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,527,995
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	750,000	743,138

		$6,649,548

General Obligations - General Purpose – 0.7%
New York, NY, “H”, 6%, 2017	$5,000	$5,062
Puerto Rico Government Development Bank, “B”, 5%, 2015	700,000	719,844
State of California, 5.25%, 2023	380,000	379,980

		$1,104,886

General Obligations - Schools – 1.7%
Irving, TX, Independent School District, “A”, PSF, 0%, 2018	$1,000,000	$622,129
Montebello, CA, Unified School District, FSA, 0%, 2021	1,435,000	702,475
Montebello, CA, Unified School District, 0%, 2023	1,505,000	636,960
Placer, CA, Unified School District, “A”, FGIC, 0%, 2019	1,700,000	929,916

		$2,891,480

Healthcare Revenue - Hospitals – 27.2%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$565,000	$467,582
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	686,102
Cass County, MO, Hospital Rev., 5.625%, 2038	235,000	212,801
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	425,000	427,541
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	1,000,000	1,005,979
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	1,400,000	1,425,899
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,015,359
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	750,000	739,934
Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008 (c)	170,000	173,550
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	554,654
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	120,000	99,432
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	180,000	148,443
Gwinnett County, GA, Hospital Authority Rev. (Gwinnett Hospital Systems), FSA, 8%, 2042	2,175,000	2,175,000
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,052,208
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	565,000	449,282
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	540,640
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,445,000	1,247,440
Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County Schneck Memorial Hospital), “A”, 5.25%, 2036	500,000	445,210
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	536,435
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	1,005,000	892,561
Knox County, TN, Health Educational & Housing Rev. (Covenant Health), ASSD GTY, 8.5%, 2046	800,000	800,000
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,070,000	1,003,692

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	$80,000	$72,504
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	67,146
Maryland Health & Higher Educational Facilites Authority Rev. (Washington County Hospital), 6%, 2043	150,000	139,496
Maryland Health & Higher Educational Facilities Authority Rev. ( Washington County Hospital), 5.75%, 2038	325,000	298,210
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5%, 2016	400,000	400,572
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	600,000	594,840
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	200,000	200,040
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.75%, 2029	450,000	420,435
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	1,000,000	1,202,840
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	507,595
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	1,000,000	1,120,300
Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018	450,000	452,345
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority (Health Partners), 6%, 2021	500,000	513,100
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	1,000,000	886,100
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	135,372
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	685,504
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	350,000	390,145
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	50,268
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	675,864
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	648,641
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	335,253
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,949,987
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	218,478
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	1,615,000	1,466,501
Salida, CO, Hospital District Rev., 5.25%, 2036	945,000	771,545
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	1,250,000	1,098,125
Sandusky County, OH, Hospital Facilities Rev. (Memorial Hospital), 5.15%, 2010	250,000	249,690
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	120,000	110,923
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	414,162

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	$1,370,000	$1,380,015
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	800,000	724,936
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	500,000	501,940
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	220,041
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	841,940
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,005,200
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034	1,500,000	1,316,895
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	247,300
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	200,951
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2012 (c)	1,000,000	1,101,100
West Orange, FL, Healthcare District, “A”, 5.65%, 2022	525,000	530,087
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)	805,000	881,700
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	525,404
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	970,170
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	711,099

		$45,334,503

Healthcare Revenue - Long Term Care – 34.4%
ABAG Finance Authority for Non-Profit Corps., CA (Eskaton Gold River Lodge), 6.375%, 2008 (c)	$525,000	$549,402
ABAG Finance Authority for Non-Profit Corps., CA (Eskaton Gold River Lodge), 6.375%, 2008 (c)	550,000	575,960
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	1,000,000	921,570
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	500,000	502,840
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	249,408
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	106,488
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	132,465
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	1,000,000	936,650
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	970,000	1,106,469
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	884,798
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,545,000	1,557,005
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	455,938
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031	455,000	458,499
Colorado Health Facilities Authority Rev. (Christian Living Communities), “A”, 5.75%, 2026	600,000	541,722
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,164,268

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), “A”, ETM, 5.45%, 2008 (c)	$45,000	$45,399
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	450,000	414,554
Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033	660,000	629,594
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	750,000	684,413
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,000,000	786,560
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5.125%, 2042	1,000,000	747,100
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	800,000	660,856
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	589,360
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	201,368
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	700,000	663,467
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	697,895
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,160,000	1,098,810
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,121,863
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	900,000	1,025,874
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	727,255
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	150,000	142,088
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	920,000	1,103,108
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	533,313
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,313,016
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	415,000	357,373
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	665,000	553,506
Jefferson, GA, Development Authority Rev. (Senior Living Facilities), “A”, 5.875%, 2038	750,000	637,688
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	229,440
Juneau, AK, City & Boro Non-recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	1,145,000	1,074,182
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,590,000	1,375,620
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	1,000,000	851,010
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	703,586
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	500,000	553,915
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	600,000	633,144
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation), “A”, 6.375%, 2009 (c)	650,000	685,022
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 6.5% to 2009, 8% to 2029	575,000	626,773
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	795,324
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,230,000	1,137,848
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	208,022

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	$60,000	$51,652
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	400,000	400,436
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	100,874
Meridian, MI, Economic Development Corp., First Mortgage (Burcham Hills Retirement Center), “A-1”, 5.25%, 2026	300,000	263,649
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	534,156
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 7.75%, 2029	1,140,000	1,238,234
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	230,953
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	684,728
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.625%, 2018	500,000	492,850
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.75%, 2028	500,000	446,610
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	185,502
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	721,287
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	1,300,000	1,117,935
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	1,053,612
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	500,000	404,735
New Jersey Economic Development Authority Rev., First Mortgage (Winchester), “A”, 5.75%, 2024	750,000	711,458
North Carolina Medical Care Commission, First Mortgage (DePaul Community Facilities, Inc.), 7.625%, 2009 (c)	1,475,000	1,601,703
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,461,931
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,145,000	1,111,223
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	467,664
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	421,817
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	336,118
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	293,447
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	600,000	498,174
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	236,106
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	425,175
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.375%, 2040	250,000	199,230
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	500,000	422,415
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Edgemere Project), “A”, 6%, 2036	750,000	677,933

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Washington County, MN, Housing & Redevelopment Authority Rev. (Aspen Cottages), 9.25%, 2022	$905,000	$861,460
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 7.75%, 2029	1,210,000	1,334,340
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 5.875%, 2021	500,000	481,570
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 6.25%, 2034	250,000	233,558
Winchester, VA, Industrial Development Authority Rev., Residential Care Facilities (Westminster-Canterbury), “A”, 5.3%, 2035	750,000	633,863
Wisconsin Health & Educational Facilities Authority Rev. (AE Nursing), “A”, 8.5%, 2033	900,000	902,277
Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.), 5.75%, 2024	1,300,000	1,212,263
Wisconsin Health & Educational Facilities Authority Rev. (United Lutheran Home), 5.7%, 2028	1,000,000	906,000
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	120,000	108,882
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	245,000	217,048

		$57,434,696

Industrial Revenue - Airlines – 4.7%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,125,000	$814,770
Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways, Inc.), 5.6%, 2027	250,000	214,620
Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways, Inc.), 7.75%, 2028	750,000	764,483
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	2,255,000	1,747,896
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	1,125,000	994,275
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Rev. (American Airlines, Inc.), 9%, 2029 (a)	1,000,000	1,071,460
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	485,000	433,978
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	750,000	818,220
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	475,000	491,316
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	500,000	524,655

		$7,875,673

Industrial Revenue - Chemicals – 0.3%

Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$517,926

Industrial Revenue - Environmental Services – 0.7%
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	$250,000	$251,583
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	497,245
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	465,000	394,343

		$1,143,171

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Metals – 0.6%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$695,000	$704,424
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	340,000	330,194

		$1,034,618

Industrial Revenue - Other – 4.3%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$414,027
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	1,000,000	1,002,350
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	525,875
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	650,000	623,357
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	245,273
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,257,138
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,455,045
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	380,520
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	578,850
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	650,000	637,059

		$7,119,494

Industrial Revenue - Paper – 2.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$331,180
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	550,000	565,730
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	250,000	226,528
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	968,030
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	282,451
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	850,000	889,466
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	550,000	554,554

		$3,817,939

Miscellaneous Revenue - Entertainment & Tourism – 2.4%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$1,000,000	$1,019,640
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	220,000	226,780
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	895,000	924,759
Cow Creek Band Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	711,672
Mohegan Tribe Indians, CT, Gaming Authority Rev., 6.25%, 2031 (n)	275,000	260,601
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	600,000	588,606
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	365,000	321,842

		$4,053,900

Miscellaneous Revenue - Other – 1.7%
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	$500,000	$503,185
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	755,000	682,928

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Los Angeles, CA, Regional Airports Improvement Corp. (LAX Fuel Corp.), AMBAC, 5.25%, 2023	$750,000	$664,973
Maryland Economic Development Corp. (Chesapeake Bay), “A”, 5%, 2031	1,000,000	809,370
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	268,053

		$2,928,509

Multi-Family Housing Revenue – 12.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$759,225
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), “C”, 5.875%, 2028	775,000	704,537
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,085,940
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	2,000,000	2,072,680
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	715,000	719,068
District of Columbia Housing Finance Agency (Henson Ridge), 5.1%, 2037	1,000,000	891,160
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	1,500,000	1,352,430
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	395,000	395,028
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	365,000	365,069
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	934,270
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	456,255
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	452,715
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (a)(n)	2,000,000	2,143,220
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,056,163
New York, NY, City Housing Development Corp., “F-1”, 4.65%, 2025	1,000,000	897,520
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	750,000	743,040
Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	538,058
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	456,375
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), 5.5%, 2018	1,000,000	1,011,110
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “A”, 10.25%, 2019	2,200,000	2,178,000
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “B”, 0%, 2019	681,000	354,120
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	870,000	765,739

		$20,331,722

Sales & Excise Tax Revenue – 4.4%
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024	$750,000	$745,455
Metropolitan Pier & Exposition Authority, IL, “A”, FGIC, 0%, 2016 (f)	10,000,000	6,660,600

		$7,406,055

Single Family Housing - Local – 1.6%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$985,593	$865,193
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	1,796,780

		$2,661,973

Single Family Housing - State – 1.4%
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	$1,240,000	$1,141,817
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	1,340,000	1,224,050

		$2,365,867

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – 1.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$2,000,000	$1,994,960
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	210,000	219,708
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	486,550

		$2,701,218

State & Agency - Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$95,339

State & Local Agencies – 3.9%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,036,730
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	650,000	592,995
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,404,495
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,072,690
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	414,705
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	170,343
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	1,645,000	1,807,839

		$6,499,797

Tax - Other – 1.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$972,250
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,000,000	933,550
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	150,000	134,840

		$2,040,640

Tax Assessment – 14.6%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$600,000	$589,434
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	350,000	256,029
Carson, CA, Improvement Board Act 1915, 7.375%, 2022	35,000	35,339
Celebration Community Development District, FL, “A”, 6.4%, 2034	965,000	985,024
Channing Park Community Development District, FL, 5.3%, 2038	600,000	447,558
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	459,095
Colonial Country Club Community Development District, FL, 6.4%, 2033	715,000	729,836
Double Branch Community Development District, FL, “A”, 6.7%, 2034	670,000	683,085
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	206,995
Durbin Crossing Community Development District, FL, Special Assessment Rev., “B- 1”, 4.875%, 2010	325,000	305,880
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	120,000	99,643
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	700,000	637,308
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	415,000	364,341
Homestead 50 Community Development District, FL, “A”, 6%, 2037	485,000	403,219
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	220,000	206,758
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	754,110
Lexington Oaks Community Development District, FL, “A”, 6.125%, 2019	325,000	325,026
Lexington Oaks Community Development District, FL, “A”, 7.2%, 2030	270,000	265,218
Lexington Oaks Community Development District, FL, “A”, 6.7%, 2033	250,000	260,555
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	500,033
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	457,395

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	$875,000	$746,174
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	413,920
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	1,375,000	1,193,816
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	500,000	368,630
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	146,282
Orange County, CA, Community Facilities District, Special Tax (Ladera Ranch), “A”, 6.7%, 2009 (c)	500,000	539,325
Orange County, CA, Improvement Act 1915, “B”, 5.75%, 2033	500,000	450,005
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	100,000	98,048
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	277,176
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	2,000,000	1,798,860
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023	300,000	278,094
Redwood City, CA, Community Facilities District, Special Tax, “B”, 5.95%, 2028	600,000	555,120
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., 0%, 2019	1,910,000	1,075,731
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., 0%, 2022	1,910,000	858,029
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	1,200,000	880,020
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	275,000	228,110
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	590,000	575,704
Stoneybrook, FL, Community Development District, “A”, 6.1%, 2019	275,000	275,124
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	300,000	223,863
Temecula Valley, CA, Unified School District, Community Facilities District No. 02-1, 6.125%, 2033	400,000	381,200
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	760,000	698,106
Tuscany Reserve Community Development District, FL, Special Assessment Rev., “B”, 5.25%, 2016	235,000	200,580
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	749,000	642,987
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	750,000	583,425
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	359,299
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	1,250,000	1,013,338
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	770,000	631,061

		$24,463,908

Tobacco – 8.4%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	$635,000	$579,742
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	1,405,000	1,317,806
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	250,000	226,923
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	1,340,000	1,338,151
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	6,500,000	352,365

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	$1,800,000	$1,966,860
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,150,000	1,032,252
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	2,125,000	1,726,839
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	2,310,000	307,507
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Rev., Asset Backed, “A”, 6%, 2048	2,375,000	2,206,161
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	250,000	251,575
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,500,000	1,727,520
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,250,000	987,663

		$14,021,364

Toll Roads – 3.9%
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	$8,750,000	$1,223,950
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	3,000,000	1,722,570
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	1,250,000	1,410,563
Richmond, VA, Metropolitan Authority Expressway Rev., FGIC, 5.25%, 2022	2,000,000	2,129,500

		$6,486,583

Universities - Colleges – 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	$645,000	$588,704
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia), “A”, 5.125%, 2025	600,000	531,420
Southfield, MI, Economic Development Corp. (Lawrence Technological University), “A”, 5.4%, 2018	1,000,000	943,500
West Virginia University, “A”, AMBAC, 0%, 2019	1,000,000	556,140

		$2,619,764

Universities - Dormitories – 0.9%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$890,460
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	650,355

		$1,540,815

Universities - Secondary Schools – 1.9%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,200,000	$1,226,544
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	545,000	484,429
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	558,002
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	913,960

		$3,182,935

Utilities - Cogeneration – 2.8%
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	$1,000,000	$1,001,130
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011	2,000,000	2,016,260
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	670,426
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	492,811

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – continued
Western Generation Agency, OR (Wauna Cogeneration), “A”, 5%, 2021	$500,000	$439,745

		$4,620,372

Utilities - Investor Owned – 8.9%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$280,000	$265,233
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	577,404
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	60,000	54,303
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,650,000	2,656,811
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project), 5.35%, 2024	1,250,000	1,174,138
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	1,250,000	1,091,238
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,006,760
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	238,228
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	600,000	596,898
Pleasants County, WV, Industrial Development Rev. (West Penn Power Co.), AMBAC, 5.5%, 2029	4,750,000	4,875,970
Red River, TX, Authority Pollution Control, (AEP Texas Central Co.), MBIA, 4.45%, 2020	575,000	525,010
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	181,642
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	205,000	194,188
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	500,000	491,190

		$14,929,013

Utilities - Municipal Owned – 0.5%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$285,000	$294,468
North Carolina Eastern Municipal Power Agency, “D”, 6.7%, 2019	500,000	519,860

		$814,328

Utilities - Other – 0.2%
Main Street Natural Gas, Inc., GA, “A”, 5.5%, 2028	$430,000	$359,983

Water & Sewer Utility Revenue – 1.3%
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	$1,125,000	$1,058,749
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), 7.5%, 2018	340,000	394,318
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	654,048

		$2,107,115

Total Municipal Bonds		$261,155,134

Floating Rate Demand Notes – 10.5%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.09%, due 3/03/08	$300,000	$300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.09%, due 3/03/08	2,400,000	2,400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 3.19%, due 3/03/08	1,150,000	1,150,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 3.19%, due 3/03/08	3,800,000	3,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.19%, due 3/03/08	3,200,000	3,200,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 3.19%, due 3/03/08	4,000,000	4,000,000

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Demand Notes – continued
New York, NY, “A-4”, 3.05%, due 3/03/08	$2,700,000	$2,700,000

Total Floating Rate Demand Notes		$17,550,000

Total Investments		$278,705,134

Other Assets, Less Liabilities – 4.9%		8,234,858
Preferred shares (issued by the fund) – (71.9)%		(120,000,000)

Net assets applicable to common shares – 100.0%		$166,939,992

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,530,225, representing 4.5% of net assets applicable to common shares.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$1,002,500	$1,019,640
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	220,000	226,780
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	895,000	924,759
Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	556,951	538,058

Total Restricted Securities			$2,709,237
% of Net Assets Applicable to Common Shares			1.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in	$–	$278,705,134	$–	$278,705,134
Other Financial	(2,998,183)	–	–	(2,998,183)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$290,448,772

Gross unrealized appreciation	$7,539,639
Gross unrealized depreciation	(19,283,277)

Net unrealized appreciation (depreciation)	$(11,743,638)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/29/08

Futures contracts outstanding at 2/29/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note (Short)	150	$17,793,750	Jun-08	$(564,197)
U.S. Treasury Note 10 yr (Short)	809	94,880,531	Jun-08	(2,433,986)

				$(2,998,183)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.